Related-Party Balances and Transactions (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025
Related-Party Balances and Transactions [Line Items]
Commission cost				¥ 1,590,000
Accounts payable
Service fee	413,000		943,000	530,000
Account receivable			173,000
Loan provided (in Dollars) | $		$ 15,481
Receivables from loan provided	1,748
Outstanding receivables (in Dollars)	¥ 288,339,000		¥ 708,623,000		$ 41,232,000
Beijing Fanlian Investment Co. Ltd [Member]
Related-Party Balances and Transactions [Line Items]
Equity interests	100.00%				100.00%	100.00%
Mass Inc [Member]
Related-Party Balances and Transactions [Line Items]
Outstanding receivables (in Dollars) | $					$ 13,733
Cash consideration	¥ 14,260